Long-Term Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debenture redeemed	$ 2,883,000,000	$ 11,415,000,000	$ 3,300,000,000
Junior subordinated debentures [Member]
Debt Instrument [Line Items]
Debenture redeemed		2,700,000,000
Fixed rate interest payable for junior subordinated debentures, minimum		6.30%
Fixed rate interest payable for junior subordinated debentures, maximum		6.63%
Issuance of junior subordinate debenture	0	0
Federal Home Loan Bank And Federal Reserve Bank [Member]
Debt Instrument [Line Items]
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	$ 69,700,000,000	$ 60,900,000,000